Deferred Income Tax Assets and Liabilities - Summary of Deferred Income Tax Assets and Liabilities Parenthetical (Details)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax rate	26.40%	[1]	26.40%	[1],[2]	26.50%	[2]

[1]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2023.
[2]	The rate of 26.4% has been applied for the deferred tax assets and liabilities expected to be utilized in periods after December 31, 2024.